Subsequent events (Details) € in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Mar. 19, 2025 USD ($)	Mar. 06, 2025 EUR (€)	Feb. 28, 2025	Jan. 31, 2025 EUR (€) Bond	Dec. 31, 2024 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Change in non‐controlling interest					€ 588	€ 477
Cash consideration					€ 1,040
Major debt issuance | Hybrid bonds
Disclosure of non-adjusting events after reporting period [line items]
Number of bonds | Bond				2
Nominal value				€ 1,500
Percentage of hybrid bonds repurchased (as a percent)				83.00%
Repurchase amount of borrowings				€ 1,250
Major business combination | Congo FLNG project
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest in project	40.00%
Major business combination | Baleine oil project offshore Cote d’Ivoire
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest in project	47.25%
Major business combination | Vitol S.A.
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration | $	$ 1,650
Major business combination | Vitol S.A. | Congo FLNG project
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest in project	25.00%
Major business combination | Vitol S.A. | Baleine oil project offshore Cote d’Ivoire
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest in project	30.00%
Major business combination | KKR private equity fund | Enilive
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest divested		25.00%	5.00%
Change in non‐controlling interest		€ 2,970
Percentage of shares held by third party		30.00%